Mosaic Tax-Free Trust

Annual Report

September 30, 2002

Mosaic Arizona Tax-Free Fund

Mosaic Missouri Tax-Free Fund

Mosaic Virginia Tax-Free Fund

Mosaic Tax-Free National Fund

Mosaic Tax-Free Money Market

Management’s Discussion of Fund Performance

The annual period ended September 30, 2002 evolved into another banner year for holders of quality, tax-free bonds. While the first half of the year was characterized by flat or even negative returns, Mosaic’s tax-free bond funds snapped back over the second half of the year. This change in fortune can be directly associated with investor sentiment, economic forecasts, and the initial, but ultimately false hope that the stock market would rally over the first quarters of 2002. Investors, faced instead with the third year of a deepening bear market in stocks, clearly appreciated the relative stability and safety in municipal issues. One-year total returns for the bond funds in Tax-Free Trust were: 9.08% for Tax-Free National; 7.37% for Tax-Free Arizona; 8.96% for Tax-Free Missouri; and 8.22% for Tax-Free Virginia. Over the same period, the Lipper General Municipal Debt Index was up 8.95%.

As of September 30, 2002, with Federal Reserve rates at historic lows, Mosaic Tax-Free Money Market was yielding .73% on a seven-day basis with an effective annual yield of .74%.

Mosaic’s Tax-Free portfolios always have an emphasis on high-quality, investment-grade bonds. This was clearly a source of strength in the funds in a time ruled by economic and geo-political instabilities. Over the same one-year period, the riskier bonds represented by the Lipper High-Yield Municipal Debt Fund Index returned 5.67%, considerably less than higher-rated securities.

Another source of strength in our holdings was the high percentage of non-callable bonds. Whenever possible, we opt for these bonds, which continue to yield high rates, even when the overall interest rate environment dips. Callable bonds, on the other hand, allow the issuer to reclaim the bonds when their yield appears to be high compared to current rates. To an important extent, the variance of return in our state tax-free funds represents the availability of non-callable bonds within that state. In addition, technical factors such as issuance volume and local economic conditions will weigh heavily on the performance of any particular state-specific fund. While the relatively high percentage of non-callable bonds was an advantage, the availability of these bonds is subject to market conditions, and may be less of a factor in the future.

Economic Overview

The one-year period began with weak municipal bond returns, as money flowed out of bonds and back into a resurgent stock market. The staggering economy also began to show signs of life just as the experts made the recession "official." Aggressive Fed easing throughout 2001 resulted in 11 reductions in the Fed Funds rate totaling 4.75%. At 1.75%, short-term interest rates hit, and remain, at multi-decade lows. The combination of lower interest rates, lower energy prices and stimulative fiscal policy suggested an economic recovery for 2002.

The first quarter of 2002 saw modest gains for municipal bonds, as investors found the relative yields of tax-free bonds gaining attraction against the low rates available among taxable bonds. The initial trend in bond returns was not unexpected given expectations of an economic recovery following 11 Fed interest rate reductions. However, as the year unfolded the prospects of economic recovery were dampened, and the stock market, beginning in July, suffered a series of broad and deep losses.

By the second quarter of 2002, investors were once again seeking safety, and two of the main beneficiaries were Treasury and municipal bonds. As the stock market continued to sink in the third quarter of 2002, Treasury and municipal bonds continued their impressive rise, as interest rates hit long-term lows. Over the one-year period ended September 30, 2002, stock investors suffered major losses (the S&P 500 fell more than 20%), creating an environment where the solid return of municipals was cause for wide envy.

Outlook
Despite the gloom in the stock market, the U.S. economy was fairly resilient over the one-year period ending September 30, 2002. However, the economic headwinds have been strong. These headwinds include significant stock market losses, fear of additional terror attacks, lapses in corporate governance and the possibility of military action in the Middle East. Given the reduction in wealth in the stock market over the last couple of years, it is likely that the economic recovery will be gradual and modest. On the positive side, we see soaring mortgage refinancing, continued productivity gains, solid money supply growth, depleted inventories, and interest rates at forty-year lows. Yet softening consumer and investor confidence and continued reluctance on the part of businesses to spend have been negating the impact of the many positive economic underpinnings.

We expect economic activity to continue to be uneven into Tax-Free Trust’s next fiscal year, but don’t expect a "double-dip" recession. A number of indicators are also signaling a potential bond market reversal. For instance, the real Fed Funds Rate (Fed Funds - CPI) is negative for the third time in the last 20 years, and each time has been followed by a period of higher long-term rates. As a result, we suspect that the multi-year bond bull market may be drawing to a close. In such an environment, holders of intermediate-term municipal bonds, such as the ones in our tax-free bond portfolios, will face the prospect of lower total returns than the past few years. Nevertheless, long-term holders of quality municipal bond portfolios will continue to receive the benefits they seek: relative safety combined with tax-advantaged income.

ARIZONA FUND

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of 7.37% for the annual period and the 30-day SEC yield was 2.91% as of September 30, 2002. The duration of the portfolio was 6.64 years while the average credit quality remained at AA. Purchases made during the period included Mesa, Arizona Street and Highway Revenue bonds. Arizona ranked 10th in the country in terms of issuance on a year-to-date basis.

Comparison of Changes in the Value of a $10,000 Investment with the Lehman Municipal Bond Index and Lipper General Municipal Bond Index for Mosaic Arizona Fund

Past performance is not predictive of future performance.

MISSOURI FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The State’s general obligation bonds are rated AAA. The Fund had a total return of 8.96% for the annual period and the 30-day SEC yield was 2.73% as of September 30, 2002. The duration of the portfolio was 7.79 years while the average credit quality was maintained at AA. Purchases during the period included Missouri State Health and Education for the SSM Health Care System. Missouri ranked 19th in the country in terms of issuance on a year-to-date basis.

Comparison of Changes in the Value of a $10,000 Investment with the Lehman Municipal Bond Index and Lipper General Municipal Bond Index for Mosaic Missouri Fund

Past performance is not predictive of future performance.

VIRGINIA FUND

The Commonwealth of Virginia maintains a AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 8.22% for the annual period and the 30-day SEC yield was 3.26% as of September 30, 2002. The duration of the portfolio was 6.96 years while the average credit quality was maintained at AA. Purchases during the period included Loudoun County, Virginia G.O.s. Virginia ranked 16th in the country in terms of issuance on a year-to-date basis.

Comparison of Changes in the Value of a $10,000 Investment with the Lehman Municipal Bond Index and Lipper General Municipal Bond Index for Mosaic Virginia Fund

Past performance is not predictive of future performance.

NATIONAL FUND

The National Fund had a total return of 9.08% for the annual period and the 30-day SEC yield was 2.72% as of September 30, 2002. The duration of the portfolio was 6.88 years while the average credit quality was maintained at AA. Purchases made during the period included Davenport, Iowa Community School District and Illinois State General Obligation bonds. The United States and its territories has issued $251 billion in muni bonds year-to-date through the end of September which represents a 28% increase in volume over the same period last year.

Comparison of Changes in the Value of a $10,000 Investment with the Lehman Municipal Bond Index and Lipper General Municipal Bond Index for Mosaic National Fund

Past performance is not predictive of future performance.

MONEY MARKET

The fund continues to provide a high degree of liquidity and safety of principal. As of September 30, 2002, the fund’s seven-day yield was .73%, which is equivalent to a taxable yield of 1.19% for an investor in the 38.6% federal tax bracket. The average maturity of the fund stood at 45 days at the end of the annual period.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Independent Auditors’ Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MOSAIC TAX-FREE TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Mosaic Tax-Free Trust (the "Trust"), including Arizona Fund, Missouri Fund, Virginia Fund, National Fund, and Money Market (collectively, the "Funds"), as of September 30, 2002, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Mosaic Tax-Free Trust as of September 30, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

(signature)

Chicago, Illinois
November 8, 2002

Arizona Fund • Portfolio of Investments

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS:95.4% of net assets
		EDUCATION: 6.5%
Aaa	AAA	Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	$125,000	$135,183
Aaa	AAA	University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	306,812
		GENERAL OBLIGATION: 37.2%
Aa3	AA	Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	400,000	451,860
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	300,420
Aaa	AAA	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	306,950
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	108,947
Aaa	AAA	Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), 5.9%, 7/1/15	200,000	229,698
Aaa	AAA	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	210,761
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	405,402
Aaa	AAA	Scottsdale Preserve Authority Excise Tax Revenue (FGIC Insured), 5.625%, 7/1/22	225,000	250,787
Aa2	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	268,910
		HOSPITAL: 7.1%
Aaa	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	200,000	207,428
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	276,305
		HOUSING:5.0%
nr	AA	Maricopa County Industrial Development Authority, Multifamily Housing Revenue, (Pines at Camelback Apartments), 5.45%, 5/1/28	150,000	155,453
Aaa	nr	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	175,000	184,252
		INDUSTRIAL DEVELOPMENT: 1.6%
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	109,404
		LEASING AND OTHER FACILITIES: 16.5%
Aaa	AAA	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	370,294
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5% 7/1/10	280,000	324,682
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25% 6/1/12	250,000	288,470
Aaa	AAA	Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	125,000	136,755
		POLLUTION CONTROL: 3.9%
Aaa	AAA	Navajo County Arizona Pollution Control Corporate (MBIA-IBC Insured), 5.875%, 8/15/28	250,000	262,855
		TRANSPORTATION: 13.7%
Aaa	AAA	Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	593,435
Aaa	AAA	Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	330,000	339,111
		WATER AND SEWER: 3.9%
nr	AA	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	265,531
		TOTAL INVESTMENTS (cost $5,912,947)		$6,489,705
		CASH AND RECEIVABLES LESS LIABILITIES:4.6% of net assets		311,233
		NET ASSETS: 100%		$6,800,938

Missouri Fund • Portfolio of Investments

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 98.0% of net assets
		EDUCATION: 20.2%
Aaa	AAA	Kansas City School District Building (FGIC Insured), 5%, 2/1/14	$150,000	$155,912
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	318,783
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	349,713
Aa1	AA+	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	357,909
Aaa	AAA	St. Louis Board of Education, 5.5%, 4/1/10	275,000	318,040
Aaa	AAA	St. Louis County Pattonville R-3 School District (FGIC Insured), 5.75%, 3/1/16	200,000	229,562
		ELECTRIC: 5.7%
Aaa	AAA	Sikeston Electric Revenue (MBIA Insured), 6%, 6/1/14	400,000	492,028
		GENERAL OBLIGATION: 15.7%
Aa2	nr	Jefferson City School District, 6.7%, 3/1/11	200,000	245,296
Aaa	AAA	Jefferson County School District #6, 5.125%, 3/1/21	150,000	158,656
Aaa	AAA	Maplewood Richmond Heights School District (FSA Insured), 5%, 3/1/21	100,000	104,248
Aaa	AAA	Missouri State (Fourth State Building), 5.75%, 8/1/19	200,000	227,260
Baa1	A-	Puerto Rico Commonwealth Public Improvement, 6.5%, 7/1/14	480,000	608,102
		HOSPITAL: 8.4%
Aa2	AA+	Missouri State Certificate Participation, Rehabilitation Center, 6%, 11/1/15	115,000	126,670
Aaa	AAA	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue (Heartland Health System) (AMBAC Insured), 6.35%, 11/15/17	350,000	359,065
nr	AA-	Missouri State Health and Educational Facilities Authority Revenue Bond, 4.1%, 6/1/11	225,000	230,600
		HOUSING: 6.9%
nr	AAA#	St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	591,995
		LEASING AND OTHER FACILITIES: 33.3%
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	340,554
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	220,036
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	385,238
Aa1	AA+	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	79,498
Aa3	AA+	Missouri State Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	250,000	262,500
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	318,568
Aa3	nr	Springfield Public Building Corp. Leasehold Revenue Bond, 4.7%, 5/1/12	175,000	190,983
Aa3	AA+	St Louis County Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	300,000	315,054
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	344,124
Aaa	AAA	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/21	375,000	400,778
		POLLUTION CONTROL: 2.9%
A1	A+	St Louis Industrial Development Authority Pollution Control Revenue , 6.65%, 5/1/16	200,000	247,952
		TRANSPORTATION: 3.1%
Aa2	AA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	268,453
		WATER AND SEWER: 1.8%
Aaa	nr	Jefferson County Public Watersupply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	150,957
		TOTAL INVESTMENTS (cost $7,523,700)		$8,398,534
		CASH AND RECEIVABLES LESS LIABILITIES: 2.0% of net assets		170,568
		NET ASSETS: 100%		$8,569,102

Virginia Fund • Portfolio of Investments

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 98.2% of net assets
		EDUCATION: 10.3%
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	$500,000	$512,145
nr	A-	Lynchburg Industrial Development Authority, Educational Facilities Revenue (Randolph-Macon Women's College), 5.875%, 9/1/13	500,000	521,200
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	939,987
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 1/1/14	20,000	21,258
Aa2	AA	Virginia State Public Schools Authority, Special Obligation (York County), 5.9%, 7/15/13	500,000	549,235
A1	AA-	Virginia State Universities, University Revenue (Virginia Commonwealth University), 5.75%, 5/1/15	500,000	550,225
		GENERAL OBLIGATION: 36.1%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	224,274
Aaa	AAA	Arlington County, 5%, 2/1/19	1,000,000	1,065,800
Aaa	AAA	Culpepper County, 6%, 1/15/21	500,000	577,325
Aaa	nr	Danville, (FSA Insured), 5%, 8/1/12	1,035,000	1,177,882
A2	A	Henry County, 6%, 7/15/14	500,000	537,045
Aaa	AAA	Leesburg, (AMBAC Insured), 5.6%, 6/1/15	500,000	560,495
Aa1	AA+	Loudoun County, 5.25%, 5/1/13	750,000	862,598
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,170,000	1,295,635
Aaa	AAA	Norfolk, (FGIC Insured), 5%, 7/1/11	1,335,000	1,475,682
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	1,115,000	1,412,571
Aaa	AAA	Portsmouth, 4.75%, 6/1/14	1,000,000	1,057,330
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	613,121
		HOSPITAL: 20.0%
A2	nr	Arlington County Industrial Development Authority, Hospital Facilities Revenue Bond, 5.5%, 7/1/15	1,225,000	1,321,885
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (FGIC Insured) (Prerefunded 10/1/04 @ 101), 6.375%, 10/1/14	350,000	386,799
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured), 5%, 10/1/10	250,000	280,770
A3	nr	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5%, 8/15/08	450,000	489,731
Aaa	AAA	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5.25%, 6/15/16	800,000	865,384
Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	761,766
Aa2	AA	Norfolk Industrial Development Authority, Hospital Revenue (Sentara Hospital), 6.5%, 11/1/13	1,000,000	1,095,600
AAA#	nr	Prince William County Industrial Development Authority, Hospital Revenue, (Prerefunded 10/1/05 @ 102), 6.85%, 10/1/25	170,000	198,303
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	619,355
		HOUSING: 8.8%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	441,643
nr	A-	Prince William County Industrial Development Authority, Multi-Family Housing Revenue, 5.35%, 7/01/23	830,000	852,244
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,361,300
		INDUSTRIAL DEVELOPMENT: 7.0%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,074,240
Baa3	BBB	Peninsula Ports Authority Coal Terminal Revenue, 7.375%, 6/1/20	1,000,000	1,024,830
		LEASING AND OTHER FACILITIES: 5.3%
Aa2	AA+	Fairfax County Economic Development Authority, Lease Revenue, 5.5%, 5/15/18	500,000	528,030
Aaa	AAA	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,071,520
		MUNICIPAL OTHER: 9.0%
nr	A-	Fairfax County Park Authority, Park Facilities Revenue, (Prerefunded 7/15/03 @ 102), 6.625%, 7/15/14	500,000	530,365
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,127,830
Aa1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/01/18	1,000,000	1,052,530
		WATER & WASTE: 1.7%
Aaa	AAA	Loudoun County Sanitation Authority, Water and Sewer Revenue (FGIC Insured), 6.25%, 1/1/16	500,000	515,975
		TOTAL INVESTMENTS (cost $27,406,964)		$29,553,908
		CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of net assets		526,241
		NET ASSETS: 100%		$30,080,149

National Fund • Portfolio of Investments

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 98.2% of net assets
		ARIZONA: 5.0%
Aaa	AAA	Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	$1,100,000	$1,203,444
		FLORIDA: 5.4%
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,315,743
		ILLINOIS: 10.3%
Aaa	nr	Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07	720,000	918,310
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	412,725
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,168,790
		INDIANA: 10.6%
nr	AAA	Center Grove 2000 Building Corporation, 5.5%, 7/15/16	665,000	748,717
Aaa	AAA	Indiana Bond Bank, 5.75%, 8/1/13	550,000	657,959
Aaa	AAA	Indianapolis Industrial Thermal Energy Systems, (MBIA Insured), 5.5%, 10/1/12	1,000,000	1,168,100
		IOWA: 4.5%
nr	A	Davenport Community School District, School Improvements, 4.6%, 7/1/09	1,000,000	1,083,020
		KANSAS: 10.8%
Aa2	AA+	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	740,000	882,842
Aaa#	nr	Manhattan Kansas Commercial Dev Rev, 11%, 7/1/16	1,000,000	1,745,150
		MARYLAND: 3.7%
Aa1	AA+	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	107,881
Aaa	AAA	Baltimore Auto Parking Revenue (FGIC Insured), 5.9%, 7/1/09	75,000	88,388
Aa3	AA-	Baltimore, Port Facilities Revenue (Consolidated Coal Sales), 6.5%, 10/1/11	100,000	103,751
Aa2	AA	Frederick County, 5.1%, 12/1/17	75,000	82,706
Aa2	AA-	Howard County Special Facilities Revenue, 5.95%, 2/15/10	50,000	54,107
Aa2	nr	Maryland State Community Development Administration (Single-Family Housing) (AMT), 6.2%, 4/1/17	100,000	104,622
Aaa	AAA	Maryland State, 5%, 7/15/11	50,000	56,044
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	100,000	124,843
nr	AA+	Montgomery County Revenue Authority, Lease Revenue (Human Services Headquarters), 5.6%, 8/1/14	100,000	108,783
A2	nr	Northeast Waste Disposal Authority, Solid Waste Revenue Bond, 5.8%, 7/1/04	70,000	74,498
		MASSACHUSETTS: 5.4%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,302,450
		MICHIGAN: 2.2%
nr	A	Grand Rapids Charter Township, Retirement Facilities, 5.35%, 7/1/19	500,000	533,220
		MINNESOTA: 1.2%
Aa1	AA+	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	270,000	282,463
		MISSISSIPPI: 5.8%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	683,725
Aaa	AAA	Harrison County Mississippi Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	712,930
		MISSOURI: 4.6%
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09	1,000,000	1,128,020
		NORTH DAKOTA: 2.3%
Baa1	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	555,215
		PENNSYLVANIA: 5.4%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,312,250
		PUERTO RICO: 0.4%
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	85,000	107,685
		SOUTH CAROLINA: 0.8%
Aaa#	AAA	Piedmont Municipal Power Agency Electrical Revenue (FGIC Insured), 6.5%, 1/1/16	145,000	183,525
		TEXAS: 16.6%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	373,344
Aaa	AAA	North Forest Independent School District, 6.%, 8/15/11	1,050,000	1,266,353
nr	AA	Red River Educational Finance Revenue Bond, 5.75%, 5/15/15	1,000,000	1,143,500
Aaa	AAA	Texas Public Building Authority, Building Revenue (MBIA Insured), 7.125%, 8/1/11	1,000,000	1,251,110
		VIRGINIA: 3.2%
A3	nr	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5%, 8/15/08	175,000	190,451
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	595,130
		LONG TERM MUNICIPAL BOND TOTAL (cost $21,409,837)		$23,831,794
		SHORT TERM MUNICIPAL BONDS: 0.2% of net assets (cost $50,000)
Aaa	AAA	Palm Beach County Florida Water & Sewer Revenue Bond, 2%, 10/1/11^		50,000
		TOTAL INVESTMENTS (cost $21,459,837)		$23,881,794
		CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of net assets		392,344
		NET ASSETS: 100%		$24,274,138

Money Market • Portfolio of Investments

Credit Rating*			Principal Amount	Value
Moody’s	S&P
		SHORT TERM MUNICIPAL SECURITIES: 96.0% of net assets
		FLORIDA: 9.4%
VMIG1/Aa3	nr	Eustis Florida Health Facilities Authority Revenue, Waterman Medical Center, 1.7%, 12/1/15^	$275,000	$275,000
Aa2#	nr	Jacksonville Electric Authority Revenue Bond, 5%, 10/1/07^	100,000	101,000
VMIG1/Aaa	AAA	Palm Beach County Florida Water & Sewer Revenue Bond, 2%, 10/1/11^	100,000	100,000
		GEORGIA: 4.0%
nr	A1+/AA-	Fulton County Georgia Residential Care Facilities (LOC-Rabobank Nederland), 2.1%, 1/1/18^	200,000	200,000
		ILLINOIS: 4.0%
nr	A1/A+	Illinois Development Financial Authority Industrial Development Revenue (Field Container Corp.)(LOC-American National Bank & Trust), 1.8%, 6/1/03^	200,000	200,000
		INDIANA: 5.0%
MIG1	SP-1+	Indiana Bond Bank Revenue Notes, 2.25%, 1/22/03	250,000	250,795
		KENTUCKY: 9.8%
VMIG1/Aa3	nr	Ashland Pollution Control Revenue (Ashland Oil Inc) (LOC-Suntrust Bank Nashville), 1.55%, 4/1/09^	300,000	300,000
Aaa#	AAA	Kentucky State Turnpike Authority Economic Development Road Revenue Bond, 5.5%, 7/1/11^	190,000	199,510
		MICHIGAN: 4.0%
nr	SP-1+	Michigan Municipal Bond Authority Revenue Notes, 2.25%, 8/22/03	200,000	201,458
		MINNESOTA: 2.4%
Aaa	AAA	Minnesota State General Obligation, 4.75%, 8/1/03	120,000	123,180
		MISSISSIPPI: 4.0%
P1/Aa2	nr	Jackson County Pollution Control Revenue Bond, 2%, 6/1/23^	200,000	200,000
		MISSOURI: 8.4%
nr	AA	Independence Industrial Development Authority Revenue Bond, 2.1%, 11/1/27^	200,000	200,000
Aaa#	AAA	Missouri State Health & Educational Facilities Authority Revenue Bond, 6.35%, 11/15/17^	120,000	123,075
nr	AA	Missouri State Health & Educational Facilities Authority Revenue Bond, 2.1%, 6/1/26^	100,000	100,000
		NEBRASKA: 5.9%
VMIG1/Aaa	AAA	Nebhelp, Inc. Revenue, Multiple Mode Student Loans (MBIA Insured), 1.7%, 12/1/15^	300,000	300,000
		NEW MEXICO: 4.0%
P1	A1+/AA-	Farmington Pollution Control Revenue Bond, 2%, 5/1/24^	200,000	200,000
		NORTH CAROLINA: 11.9%
VMIG1/Aa1	A1+/AAA	Greensboro, General Obligation (SPA-Wachovia Bank Of NC), 1.6%, 4/1/07^	300,000	300,000
VMIG1/Aaa	A1+/AAA	North Carolina Medical Care Commission, Hospital Revenue (Pooled Equipment Project) (MBIA Insured), 1.6%, 12/1/25^	300,000	300,000
		TENNESSEE: 5.4%
VMIG1/Aaa	A1+/AAA	Metropolitan Nashville Airport Authority Revenue (FGIC Insured) (LOC-Societe Generale), 1.7%, 7/1/19 ^	275,000	275,000
		TEXAS: 8.6%
Aaa	AAA	Irving Texas Independent School District, General Obligation, 4.75%, 2/15/03	135,000	136,541
VMIG1/Aa3	A1+/AA-	Port Development Corporation, Marine Terminal Revenue (Stolt Terminal) (LOC-Canadian Imperial Bank), 1.7%, 1/15/14^	300,000	300,000
		WASHINGTON: 9.2%
VMIG1/A1	nr	Washington State Housing Finance Commission, Housing Revenue (Panorama City Project) (LOC-Key Bank Of Washington), 2%, 1/1/27^	100,000	100,000
nr	A1+/AAA	Washington State Housing Finance Commission, Multi-Family Mortgage Revenue (LOC-Key Bank of Washington), 1.7%, 7/1/20^	200,000	200,000
VMIG1/Aa3	nr	Washington State Housing Finance Commission, Non-Profit Housing Revenue, 2%, 8/1/19^	$165,000	$165,000
		TOTAL INVESTMENTS (cost $4,850,559)+		$4,850,559
		CASH AND RECEIVABLES LESS LIABILITIES: 4.0% of net assets		200,530
		NET ASSETS: 100%		$5,051,089

Notes to Portfolio of Investments:

^	Security has a variable coupon rate and/or is subject to a demand feature before final maturity. Coupon rate as of September 30, 2002.
#	Refunded or escrowed to maturity
AMBAC	American Municipal Bond Assurance Corporation
AMT	Subject to Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Federal Security Assistance
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
Moody’s	Moody’s Investors Service, Inc.
nr	Not rated
PSF	Permanent School Fund
S&P	Standard & Poor’s Corporation
*	Credit ratings are unaudited
+	Aggregate cost for federal income tax purposes as of September 30, 2002.

Statements of Assets and Liabilities

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
ASSETS
Investments, at value (Note 1)
mInvestment securities	$6,489,705	$8,398,534	$29,553,908	$23,831,794	$0000,00,--
mShort term securities	--	--	--	50,000	4,850,559
mTotal investments*	6,489,705	8,398,534	29,553,908	23,881,794	4,850,559
Cash	234,851	78,458	100,774	77,212	181,503
Receivables
mInterest	82,554	97,399	391,483	314,872	19,055
mCapital shares sold	--	--	42,300	7,647	19
Total assets	6,807,110	8,574,391	30,088,465	24,281,525	5,051,136
LIABILITIES
Payables
mIncome Distribution	4,965	4,845	8,316	7,267	47
mCapital shares redeemed	1,207	444	--	120	--
Total liabilities	6,172	5,289	8,316	7,387	47
NET ASSETS (Note 5)	$6,800,938	$8,569,102	$30,080,149	$24,274,138	$5,051,089
CAPITAL SHARES OUTSTANDING	618,075	762,485	2,474,416	2,105,026	5,051,906
NET ASSET VALUE PER SHARE	$0(0011.00	$000,11.24	$0000,12.16	$0 00,11.53	$0000,1.00
*INVESTMENT SECURITIES, AT COST	$5,912,947	$7,523,700	$27,406,964	$21,459,837	$4,850,559

Statements of Operations

For the year ended September 30, 2002

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
INVESTMENT INCOME (Note 1)
mInterest Income	$(321,982	$(397,256	$1,479,469	$1,134,066	$(81,181)
EXPENSES (Notes 2 and 3)
mInvestment advisory fees	42,007	50,308	182,641	148,726	25,179)
mOther expenses	32,262	37,027	113,968	104,703	18,129)
mExpenses waived	--)	--)	--	--	(5,036)
Total expenses	74,269	87,335	296,609	253,429	38,272)
NET INVESTMENT INCOME	247,713	309,921	1,182,860	880,637	42,909)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
mNet realized gain on investments	27,750	28,681	178,807	344,059	--))
mChange in net unrealized appreciation of investments	203,733	364,338	924,856	864,307	--))
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	231,483	393,019	1,103,663	1,208,366	--))
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(479,196	$(702,940	$2,286,523	$2,089,003	$(42,909)

Statements of Changes in Net Assets

For the year ended September 30:

	Arizona Fund		Missouri Fund		Virginia Fund
	2002	2001	2002	2001	2002	2001
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
mNet investment income	$ 247,713	$ 268,265	$ 309,921	$ 314,115	$ 1,182,860	$ 1,242,326
mNet realized gain on investments	27,750	8,993	28,681	28,894	178,807	9,401
mNet unrealized appreciation on investments	203,733	355,753	364,338	370,672	924,856	1,410,429
Total increase in net assets resulting from operations	479,196	633,011	702,940	713,681	2,286,523	2,662,156
DISTRIBUTIONS TO SHAREHOLDERS
mFrom net investment income	(247,713)	(268,265)	(309,921)	(314,115)	(1,182,860)	(1,242,326)
CAPITAL SHARE TRANSACTIONS (Note 7)	(313,084)	66,545	233,232	221,966	(770,108)	(199,146)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,601)	431,291	626,251	621,532	333,555	1,220,684
NET ASSETS
mBeginning of year	$6,882,539	$6,451,248	$7,942,851	$7,321,319	$29,746,594	$28,525,910
mEnd of year	$6,800,938	$6,882,539	$8,569,102	$7,942,851	$30,080,149	$29,746,594

	National Fund		Money Market
	2002	2001	2002	2001
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
mNet investment income	$ 880,637	$ 1,031,367	$ 42,909	$ 134,294
mNet realized gain on investments	344,059	266,233	--	--
mNet unrealized appreciation (depreciation) of investments	864,307	884,728	--	(5,856)
Total increase in net assets resulting from operations	2,089,003	2,182,328	42,909	128,438
DISTRIBUTIONS TO SHAREHOLDERS
mFrom net investment income	(880,637)	(1,031,367)	(43,669)	(133,534)
CAPITAL SHARE TRANSACTIONS (Note 7)	(1,351,644)	1,315,685	(42,967)	234,070
TOTAL INCREASE (DECREASE) IN NET ASSETS	(143,278)	2,466,646	(43,727)	228,974
NET ASSETS
mBeginning of year	$24,417,416	$21,950,770	$5,094,816	$4,865,842
mEnd of year	$24,274,138	$24,417,416	$5,051,089	$5,094,816

Financial Highlights

Selected data for a share outstanding for the periods indicated.

ARIZONA FUND

	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$10.63	$10.06	$10.03	$10.74	$10.45
Investment operations:
mNet investment income	0.39	0.42	0.45	0.44	0.45
mNet realized and unrealized gain (loss) on investments	0.37	0.57	0.03	(0.71)	0.29
Total from investment operations	0.76	0.99	0.48	(0.27)	0.74
mLess distributions from net investment income	(0.39)	(0.42)	(0.45)	(0.44)	(0.45)
Net asset value, end of year	$11.00	$10.63	$10.06	$10.03	$10.74
Total return (%)	7.37	10.01	4.93	(2.57)	7.21
Ratios and supplemental data
Net assets, end of year (in thousands)	$6,801	$6,883	$6,451	$7,175	$8,625
mRatio of expenses to average net assets (%)	1.11	1.10	1.12	1.12	1.11
mRatio of net investment income to average net assets (%)	3.69	4.01	4.53	4.23	4.22
mPortfolio turnover (%)	.15	.20	.29	.37	.26

MISSOURI FUND

	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$10.72	$10.17	$10.12	$10.87	$10.53
Investment operations:
mNet investment income	0.41	0.43	0.44	0.44	0.44
mNet realized and unrealized gain (loss) on investments	0.52	0.55	0.05	(0.75)	0.34
Total from investment operations	0.93	.98	0.49	(0.31)	0.78
mLess distributions from net investment income	(0.41)	(0.43)	(0.44)	(0.44)	(0.44)
Net asset value, end of year	$11.24	$10.72	$10.17	$10.12	$10.87
Total return (%)	8.96	9.79	5.03	(2.95)	7.61
Ratios and supplemental data
Net assets, end of year (in thousands)	$8,569	$7,943	$7,321	$7,686	$12,002
mRatio of expenses to average net assets (%)	1.08	1.08	1.09	1.10	1.09
mRatio of net investment income to average net assets (%)	3.85	4.06	4.43	4.15	4.18
mPortfolio turnover (%)	.21	.16	.26	.17	.24

VIRGINIA FUND

	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$11.70	$11.14	$11.13	$11.93	$11.56
Investment operations:
mNet investment income	0.48	0.49	0.50	0.49	0.50
mNet realized and unrealized gain (loss) on investments	0.46	0.56	0.01	(0.80)	0.37
Total from investment operations	0.94	1.05	0.51	(0.31)	0.87
mLess distribution from net investment income	(0.48)	(0.49)	(0.50)	(0.49)	(0.50)
Net asset value, end of year	$12.16	$11.70	$11.14	$11.13	$11.93
Total return (%)	8.22	9.62	4.78	(2.69)	7.66
Ratios and supplemental data
Net assets, end of year (in thousands)	$30,080	$29,747	$28,526	$30,229	$32,612
mRatio of expenses to average net assets (%)	1.01	1.01	1.02	1.02	1.02
mRatio of net investment income to average net assets (%)	4.05	4.26	4.60	4.22	4.28
mPortfolio turnover (%)	.27	.38	. 24.27		.32

NATIONAL FUND

	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$10.97	$10.43	$10.30	$11.00	$10.62
Investment operations:
mNet investment income	0.41	0.49	0.42	0.42	0.42
mNet realized and unrealized gain (loss) on investments	0.56	0.54	0.13	(0.70)	0.38
Total from investment operations	0.97	1.03	0.55	(0.28)	0.80
mLess distribution from net investment income	(0.41)	(0.49)	(0.42)	(0.42)	(0.42)
Net asset value, end of year	$11.53	$10.97	$10.43	$10.30	$11.00
Total return (%)	9.08	10.03	5.53	(2.67)	7.66
Ratios and supplemental data
Net assets, end of year (in thousands)	$24,274	$24,417	$21,951	$28,838	$25,607
mRatio of expenses to average net assets (%)	1.07	1.06	1.07	1.07	1.07
mRatio of net investment income to average net assets (%)	3.70	4.48	4.15	3.87	3.91
mPortfolio turnover (%)	.56	.53	.78	.35	.20

MONEY MARKET

	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
mNet investment income	0.01	0.03	0.03	0.02	0.03
mLess distribution from net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.03)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	0.86	2.72	3.06	2.49	2.75
Ratios and supplemental data
Net assets, end of year (in thousands)	$5,051	$5,095	$4,866	$6,818	$7,270
mRatio of expenses to average net assets (%)	0.86	0.86	0.86	0.86	0.85
mRatio of expenses to average net assets after fee waiver[1] (%)	0.76	0.76	0.76	0.77	.--
mRatio of net investment income to average net assets (%)	0.75	2.58	2.91	2.37	2.70
mRatio of net investment income to average net assets after fee waiver[1] (%)	v0.85	2.68	3.01	2.46	.--

1See Note 3 to the Financial Statements.

Notes to Financial Statements

For the year ended September 30, 2002

1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains five separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in intermediate and long-term securities. The Money Market invests in short-term securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: The State and National Funds value securities having maturities of 60 days or less at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The Money Market uses the amortized cost method of valuation whereby portfolio securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income and Gains: Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend monthly for the State and National Funds and daily for the Money Market. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain distributions, if any, are declared and paid annually at year-end. Additional distributions may be made if necessary. Distributions paid during the years ended September 30, 2002 and 2001 were identical for book purposes and tax purposes.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal Income Taxes. As of September 30, 2002, capital loss carryovers available to offset future capital gains for federal income tax purposes and the years they expire are as follows:

Expiration Date	Arizona Fund
September 30, 2003	$202,304
September 30, 2008	22,638

Expiration Date	Missouri Fund
September 30, 2007	$ 59,961
September 30, 2008	101,260

Expiration Date	National Fund
September 30, 2003	$850,587
September 30, 2008	160,551

Expiration Date	Money Market
September 30, 2007	$ 9
September 30, 2008	751

In the National Fund, permanent differences relating to realized losses on investments which are not deductible for tax purposes totaling $5,099 were reclassified from accumulated net realized losses to paid in capital.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. The fees are accrued daily and are paid monthly.

3. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. This percentage is 0.48% for the Arizona Fund, 0.46% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.36% for the Money Market. During the years ended September 30, 2002, 2001, 2000, and 1999, we waived $5,036, $5,006, $6,075, and $6,062, respectively of this fee for the Money Market.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of September 30, 2002:

	Arizona Fund	Missouri Fund
Aggregate Cost	$5,912,947	$7,523,700
Gross unrealized appreciation	576,758	874,834
Gross unrealized depreciation	--)	--
Net unrealized appreciation	$ 576,758)	$ 874,834)

	Virginia Fund	National Fund
Aggregate Cost	$27,406,964)	$21,459,837)
Gross unrealized appreciation	2,146,944)	2,421,957)
Gross unrealized depreciation	--	--)
Net unrealized appreciation	$ 2,146,944)	$ 2,421,957)

5. Net Assets. At September 30, 2002, net assets included the following:

	Arizona Fund	Missouri Fund
Paid in capital	$6,449,122	$7,855,489
Accumulated net realized losses	(224,942)	(161,221)
Net unrealized appreciation on investments	576,758	874,834
Total Net Assets	$6,800,938	$8,569,102

	Virginia Fund	National Fund
Paid in capital	$27,815,973)	$22,863,319)
Accumulated net realized gains (losses)	117,232	(1,011,138)
Net unrealized appreciation on investments	2,146,944	2,421,957
Total Net Assets	$30,080,149	$24,274,138

		Money Market
Paid in capital		$5,051,849
Accumulated net realized losses		(760)
Total Net Assets		$5,051,089

6. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2002, were as follows:

	Purchases	Sales
Arizona Fund	$ 950,324	$ 1,458,563
Missouri Fund	1,866,094	1,596,591
Virginia Fund	7,813,168	8,570,391
National Fund	13,140,638	14,303,327
Money Market	--	--

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	Year Ended September 30,
Arizona Fund	2002	2001
In Dollars
Shares sold	$ 526,148	$ 345,640
Shares issued in reinvestment of dividends	184,798	195,370
Total shares issued	710,946	541,010
Shares redeemed	(1,024,030)	(474,465)
Net increase (decrease)	$ (313,084)	$ 66,545

In Shares
Shares sold	49,142	33,187
Shares issued in reinvestment of dividends	17,398	18,777
Total shares issued	66,540	51,964
Shares redeemed	(96,133)	(45,860)
Net increase (decrease)	(29,593)	6,104

	Year Ended September 30,
Missouri Fund	2002	2001
In Dollars
Shares sold	$ 529,230	$ 521,446
Shares issued in reinvestment of dividends	249,809	252,356
Total shares issued	779,039	773,802
Shares redeemed	(545,807)	(551,836)
Net increase	$ 233,232	$ 221,966

In Shares
Shares sold	49,223	49,621)
Shares issued in reinvestment of dividends	23,240	23,952)
Total shares issued	72,463	73,573
Shares redeemed	(50,957)	(52,469)
Net increase	21,506	21,104

	Year Ended September 30,
Virginia Fund	2002	2001
In Dollars
Shares sold	$2,726,222	$2,310,963
Shares issued in reinvestment of dividends	1,075,387	1,069,897
Total shares issued	3,801,609	3,380,860
Shares redeemed	(4,571,717)	(3,580,006)
Net decrease	$ (770,108)	$ (199,146)

In Shares
Shares sold	232,752	200,223
Shares issued in reinvestment of dividends	91,649	92,877
Total shares issued	324,401	293,100
Shares redeemed	(391,517)	(311,336)
Net decrease	(67,116)	(18,236)

	Year Ended September 30,
National Fund	2002	2001
In Dollars
Shares sold	$3,654,029	$2,189,590
Additional shares issued in connection with merged fund	--	1,818,840
Shares issued in reinvestment of dividends	791,858	914,085
Total shares issued	4,445,887	4,922,515
Shares redeemed	(5,797,531)	(3,606,830)
Net increase (decrease)	$(1,351,644)	$1,315,685

In Shares
Shares sold	332,628	202,656
Additional shares issued in connection with merged fund	--	168,567
Shares issued in reinvestment of dividends	72,095	84,905
Total shares issued	404,723	456,128
Shares redeemed	(526,348)	(334,976)
Net increase (decrease)	(121,625)	121,152

	Year Ended September 30,
Money Market	2002	2001
In Dollars & Shares
Shares sold	$1,351,168	$1,462,102
Shares issued in reinvestment of dividends	42,728	131,513
Total shares issued	1,393,896	1,593,615)
Shares redeemed	(1,436,863)	(1,359,545)
Net increase (decrease)	$ (42,967)	$ 234,070

Management Information

Independent Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Philip E. Blake 550 Science Drive Madison, WI 53711 Born 11/07/1944	Trustee	Indefinite Term since May 2001	Retired investor; formerly publisher of Madison’s Wisconsin State Journal newspaper.	All 13 Mosaic Funds	Madison Newspapers, Inc. of Madison, WI
James R. Imhoff, Jr. 550 Science Drive Madison, WI 53711 Born 5/20/1944	Trustee	Indefinite Term since July 1996	Chairman and CEO of First Weber Group, Inc. (real estate brokers) of Madison, WI.	All 13 Mosaic Funds	None
Lorence D. Wheeler 550 Science Drive Madison, WI 53711 Born 1/31/1938	Trustee	Indefinite Term since July 1996	Retired investor; formerly Pension Specialist for CUNA Mutual Group (insurance) and President of Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide).	All 13 Mosaic Funds	None
Interested Trustees*
Frank E. Burgess 550 Science Drive Madison, WI 53711 Born 8/04/1942	Trustee and Vice President	Indefinite Terms since July 1996	Founder, President and Director of Madison Investment Advisors, Inc.	All 13 Mosaic Funds	None
Katherine L. Frank 550 Science Drive Madison, WI 53711 Born 11/27/1960	Trustee and President	Indefinite Terms President since July 1996, Trustee since May 2001	Principal and Vice President of Madison Investment Advisors, Inc. and President of Madison Mosaic, LLC	All 13 Mosaic Funds, but does not serve as Trustee of Mosaic Equity Trust	None
Officers*
Jay R. Sekelsky 550 Science Drive Madison, WI 53711 Born 9/14/1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 13 Mosaic Funds	None
Christopher Berberet 550 Science Drive Madison, WI 53711 Born 7/31/1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 13 Mosaic Funds	None
W. Richard Mason 8777 N. Gainey Center Drive, #220 Scottsdale, AZ 85258 Born 5/13/1960	Secretary and General Counsel	Indefinite Terms since November 1992	Principal of Mosaic Funds Distributor, LLC; General Counsel for Madison Investment Advisors, Madison Scottsdale, LC and Madison Mosaic, LLC	All 13 Mosaic Funds	None
Greg Hoppe 550 Science Drive Madison, WI 53711 Born 4/28/1969	Chief Financial Officer	Indefinite Term since August 1999	Vice President of Madison Mosaic, LLC; formerly CFO of Amcore Bank-South Central and auditor for McGladrey & Pullen accounting firm.	All 13 Mosaic Funds	None

*All interested Trustees and Officers of the Trust are employees and/or owners of Madison Investment Advisors, Inc. Since Madison Investment Advisors, Inc. serves as the investment advisor to the Trust, each of these individuals is considered an "interested person" of the Trust as the term is defined in the Investment Company Act of 1940.

The Statement of Additional Information contains more information about the Trustees and is available upon request. To request a free copy, call Mosaic Funds at 1-800-368-3195.

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Balanced Fund
Mosaic Mid-Cap Fund
Mosaic Foresight Fund

Mosaic Income Trust
Mosaic Government Fund
Mosaic Intermediate Income Fund
Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust
Mosaic Arizona Tax-Free Fund
Mosaic Missouri Tax-Free Fund
Mosaic Virginia Tax-Free Fund
Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3486